Fair value measurements on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	$ 227,117	$ 19,303
Restricted cash - Fair Value	5,736	11,425
Amounts due to related parties, short-term - Fair Value	(17,181)	(35,979)
Long-term borrowings, net - Fair Value	(801,581)	(491,169)
Amounts due from related parties, short-term - Fair Value	0	5,000
Notes receivable, net of current portion - Fair Value	0	8,013
Property, Plant, and Equipment, Fair Value Disclosure		62,789
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	227,117	19,303
Restricted cash - Fair Value	5,736	11,425
Property, Plant, and Equipment, Fair Value Disclosure		13,428
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due to related parties, short-term - Fair Value	(17,181)	(35,979)
Long-term borrowings, net - Fair Value	$ (801,581)	(491,169)
Amounts due from related parties, short-term - Fair Value		5,000
Notes receivable, net of current portion - Fair Value		8,013
Property, Plant, and Equipment, Fair Value Disclosure		$ 49,361